Consolidated Statements of Cash Flows - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Operating activities:
Net cash generated from operating activities before income tax paid	$ 77,079	$ 155,140	$ 184,491
Income tax paid	(8,469)	(21,486)	(9,827)
Net cash generated from operating activities	68,610	133,654	174,664
Investing activities:
Proceeds from sales of participation in associates and joint ventures	23,781	0	0
Capital contributions to associates and joint ventures	0	(89)	(4,997)
Proceeds from sales of intangible assets	0	0	48
Contributions to associates and joint ventures pending subscription	0	(167)	(457)
Acquisition and improvement of investment properties	(12,863)	(21,935)	(49,131)
Proceeds from sales of investment properties	35,809	84,129	208,060
Acquisitions and improvements of property, plant and equipment	(78,382)	(67,614)	(32,215)
Acquisition of intangible assets	(2,154)	(1,371)	(921)
Proceeds from sales of property, plant and equipment	78,064	66,292	23,020
Dividends collected from associates and joint ventures	12,409	2,400	29,314
Proceeds from loans granted	1,662	2,021	3,630
Acquisitions of investments in financial assets	(553,671)	(205,928)	(217,746)
Proceeds from disposal of investments in financial assets	566,015	194,173	144,882
Interest and dividends collected from financial assets	19,503	445	719
Proceeds from/ (Payments of) derivative financial instruments	2,399	3,061	(936)
Net cash generated from investing activities	92,572	55,417	103,270
Financing activities:
Borrowings and issuance of non-convertible notes	303,868	372,096	226,495
Payment of borrowings and non-convertible notes	(287,766)	(409,481)	(337,528)
Obtaining/ (payment) of short term loans, net	32,549	15,541	18,573
Interest paid	(126,241)	(127,316)	(129,842)
Capital contributions from non-controlling interest in subsidiaries	96	0	0
Lease liabilities paid	(2,737)	(1,390)	(8,393)
Repurchase of treasury shares	(13,192)	(25,563)	(1,198)
Dividends paid	(123,587)	(162,952)	(66,588)
Exercise of warrants	16,428	1,928	673
Share capital increase in subsidiaries of non-controlling interest	0	0	346
Capital contributions received	0	0	985
Repurchase of non-convertible notes	(7,947)	0	0
Net cash used in financing activities	(208,529)	(337,137)	(296,477)
Net increase/ (decrease) in cash and cash equivalents from discontinued activities	(47,347)	(148,066)	(18,543)
Cash and cash equivalents at beginning of the year	144,660	279,617	361,569
Foreign exchange (loss)/ gain on cash and changes in fair value of cash equivalents	36,698	26,609	0
Result from exposure to inflation on cash and cash equivalents	(19,376)	(13,500)	(63,409)
Cash and cash equivalents at the end of the year	$ 114,635	$ 144,660	$ 279,617